Business acquisitions (Detail 1) - USD ($)		1 Months Ended
	Jan. 14, 2022	Dec. 27, 2021	Dec. 31, 2022	Dec. 31, 2021
Common stock (5,201,863 shares)			$ 20,000	$ 18,000
Investments in marketable securities			6,757,000	9,619,000
Goodwill			$ 12,672,000	$ 26,055,000
B W Electrical Services LLC [Member] | Preliminary Estimates [Member]
Net Cash		$ 13,500,000
Common stock (5,201,863 shares)		4,539,000
Total Consideration		18,039,000
Cash		3,068,000
Accounts receivable		7,033,000
Deposits, prepaids and other current assets, net		93,000
Investments in marketable securities		2,280,000
Cost in excess of billings		970,000
Property, plant, and equipment		105,000
Operating lease right-of-use asset		1,071,000
Goodwill		11,730,000
Intangible Assets, net		0
Total assets		26,350,000
Accounts payable		1,306,000
Accrued liabilities		1,663,000
Deferred revenue		2,271,000
Operating lease liability		1,071,000
Notes payable		2,000,000
Total liabilities		8,311,000
Total fair value of identifiable net assets and liabilities		18,039,000
B W Electrical Services LLC [Member] | Final [Member]
Net Cash		15,950,000
Common stock (5,201,863 shares)		4,539,000
Total Consideration		20,489,000
Cash		3,068,000
Accounts receivable		7,033,000
Deposits, prepaids and other current assets, net		93,000
Investments in marketable securities		2,280,000
Cost in excess of billings		970,000
Property, plant, and equipment		105,000
Operating lease right-of-use asset		1,071,000
Goodwill		152,000
Intangible Assets, net		11,569
Total assets		26,341,000
Accounts payable		1,306,000
Accrued liabilities		1,204,000
Deferred revenue		2,271,000
Operating lease liability		1,071,000
Notes payable		0
Total liabilities		5,852,000
Total fair value of identifiable net assets and liabilities		20,489,000
EV Group Holdings LLC [Member] | Final [Member]
Net Cash	$ 1,231,000
Common stock (5,201,863 shares)	17,530,000
Total Consideration	18,787,000
Deposits, prepaids and other current assets, net	5,000
Operating lease right-of-use asset	2,496,000
Goodwill	6,730,000
Intangible Assets, net	15,921,000
Total assets	25,647,000
Accrued liabilities	44,000
Deferred revenue	167,000
Operating lease liability	2,017,000
Total liabilities	6,860,000
Total fair value of identifiable net assets and liabilities	18,787,000
EV Group Holdings LLC [Member] | Measurement Period Adjustments [Member]
Net Cash	0	2,450,000
Common stock (5,201,863 shares)	0	0
Total Consideration	0	2,450,000
Cash		0
Accounts receivable		0
Deposits, prepaids and other current assets, net	0	0
Investments in marketable securities		0
Cost in excess of billings		0
Property, plant, and equipment		0
Operating lease right-of-use asset	479,000	0
Goodwill	(11,768,000)	(11,578,000)
Intangible Assets, net	15,921,000	11,569
Total assets	4,632,000	9,000
Accounts payable		0
Accrued liabilities	0	(459,000)
Deferred revenue	0	0
Operating lease liability	0	0
Notes payable		2,000,000
Total liabilities	4,632,000	2,459,000
Total fair value of identifiable net assets and liabilities	$ 0	$ 2,450,000